Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 27, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2021